Eaton Vance
Large-Cap Value Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Aerospace & Defense — 2.5%
Hexcel Corp.	122,291	$ 8,908,899
Huntington Ingalls Industries, Inc.	97,732	28,485,946
		$ 37,394,845
Banks — 5.5%
M&T Bank Corp.	209,654	$ 30,492,078
Wells Fargo & Co.	908,638	52,664,658
		$ 83,156,736
Beverages — 3.1%
Constellation Brands, Inc., Class A	174,153	$ 47,327,819
		$ 47,327,819
Biotechnology — 2.4%
AbbVie, Inc.	153,457	$ 27,944,520
Vertex Pharmaceuticals, Inc.(1)	21,347	8,923,259
		$ 36,867,779
Building Products — 1.8%
Johnson Controls International PLC	422,407	$ 27,591,625
		$ 27,591,625
Capital Markets — 6.0%
Cboe Global Markets, Inc.	85,149	$ 15,644,426
Charles Schwab Corp.	666,639	48,224,665
Interactive Brokers Group, Inc., Class A	242,048	27,039,182
		$ 90,908,273
Chemicals — 2.6%
FMC Corp.	226,392	$ 14,421,171
Linde PLC	53,866	25,011,061
		$ 39,432,232
Consumer Staples Distribution & Retail — 3.2%
BJ's Wholesale Club Holdings, Inc.(1)	305,443	$ 23,106,763
Dollar Tree, Inc.(1)	192,215	25,593,427
		$ 48,700,190
Containers & Packaging — 1.6%
Ball Corp.	367,988	$ 24,787,672
		$ 24,787,672
Security	Shares	Value
Electric Utilities — 3.5%
NextEra Energy, Inc.	631,348	$ 40,349,451
Xcel Energy, Inc.	232,867	12,516,601
		$ 52,866,052
Electrical Equipment — 1.4%
Emerson Electric Co.	181,068	$ 20,536,733
		$ 20,536,733
Electronic Equipment, Instruments & Components — 2.0%
Zebra Technologies Corp., Class A(1)	101,641	$ 30,638,663
		$ 30,638,663
Energy Equipment & Services — 1.1%
Schlumberger NV	303,574	$ 16,638,891
		$ 16,638,891
Entertainment — 3.4%
TKO Group Holdings, Inc.	129,674	$ 11,205,130
Walt Disney Co.	326,429	39,941,853
		$ 51,146,983
Financial Services — 1.9%
Fiserv, Inc.(1)	184,627	$ 29,507,087
		$ 29,507,087
Food Products — 1.4%
General Mills, Inc.	165,287	$ 11,565,131
Hershey Co.	48,354	9,404,853
		$ 20,969,984
Ground Transportation — 2.0%
CSX Corp.	813,152	$ 30,143,545
		$ 30,143,545
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(1)	440,242	$ 30,152,175
		$ 30,152,175
Health Care Providers & Services — 1.4%
McKesson Corp.	38,185	$ 20,499,617
		$ 20,499,617
Hotels, Restaurants & Leisure — 0.9%
Papa John's International, Inc.	199,452	$ 13,283,503
		$ 13,283,503

Eaton Vance
Large-Cap Value Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 1.3%
Clorox Co.	131,194	$ 20,087,113
		$ 20,087,113
Industrial Conglomerates — 2.1%
3M Co.	305,992	$ 32,456,572
		$ 32,456,572
Industrial REITs — 0.9%
First Industrial Realty Trust, Inc.	269,044	$ 14,135,572
		$ 14,135,572
Insurance — 5.6%
American International Group, Inc.	456,716	$ 35,701,490
Prudential PLC	1,045,585	9,806,091
Reinsurance Group of America, Inc.	202,477	39,053,764
		$ 84,561,345
Interactive Media & Services — 1.6%
Alphabet, Inc., Class A(1)	157,269	$ 23,736,610
		$ 23,736,610
IT Services — 1.1%
Accenture PLC, Class A	45,900	$ 15,909,399
		$ 15,909,399
Leisure Products — 2.0%
Hasbro, Inc.	547,990	$ 30,972,395
		$ 30,972,395
Life Sciences Tools & Services — 2.7%
Thermo Fisher Scientific, Inc.	71,070	$ 41,306,595
		$ 41,306,595
Machinery — 2.8%
Toro Co.	154,921	$ 14,195,411
Westinghouse Air Brake Technologies Corp.	194,251	28,298,486
		$ 42,493,897
Metals & Mining — 1.7%
Alcoa Corp.	755,710	$ 25,535,441
		$ 25,535,441
Multi-Utilities — 2.5%
CMS Energy Corp.	375,643	$ 22,666,298
Security	Shares	Value
Multi-Utilities (continued)
Sempra	215,514	$ 15,480,371
		$ 38,146,669
Office REITs — 0.4%
Cousins Properties, Inc.	275,080	$ 6,612,923
		$ 6,612,923
Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp.	318,791	$ 50,286,092
ConocoPhillips	267,207	34,010,107
EOG Resources, Inc.	161,694	20,670,961
		$ 104,967,160
Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	643,134	$ 34,877,157
Sanofi SA	270,876	26,352,015
Zoetis, Inc.	149,057	25,221,935
		$ 86,451,107
Professional Services — 1.5%
Robert Half, Inc.	290,117	$ 23,000,476
		$ 23,000,476
Residential REITs — 3.8%
Invitation Homes, Inc.	742,531	$ 26,441,529
Mid-America Apartment Communities, Inc.	232,147	30,545,902
		$ 56,987,431
Semiconductors & Semiconductor Equipment — 5.7%
Micron Technology, Inc.	378,848	$ 44,662,391
ON Semiconductor Corp.(1)	320,373	23,563,434
Texas Instruments, Inc.	108,492	18,900,391
		$ 87,126,216
Specialty Retail — 1.0%
Lithia Motors, Inc.	50,104	$ 15,074,289
		$ 15,074,289
Total Common Stocks (identified cost $1,166,168,042)		$1,502,111,614

Eaton Vance
Large-Cap Value Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	14,497,859	$ 14,497,859
Total Short-Term Investments (identified cost $14,497,859)		$ 14,497,859
Total Investments — 100.0% (identified cost $1,180,665,901)		$1,516,609,473
Other Assets, Less Liabilities — 0.0%(3)		$ 660,123
Net Assets — 100.0%		$1,517,269,596
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(3)	Amount is less than 0.05%.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at March 31, 2024.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $14,497,859, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,634,055	$83,180,713	$(75,316,909)	$ —	$ —	$14,497,859	$95,115	14,497,859
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 74,883,593	$ —	$ —	$ 74,883,593
Consumer Discretionary	59,330,187	—	—	59,330,187
Consumer Staples	137,085,106	—	—	137,085,106
Energy	121,606,051	—	—	121,606,051

Eaton Vance
Large-Cap Value Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Financials	$ 278,327,350	$ 9,806,091	$ —	$ 288,133,441
Health Care	188,925,258	26,352,015	—	215,277,273
Industrials	213,617,693	—	—	213,617,693
Information Technology	133,674,278	—	—	133,674,278
Materials	89,755,345	—	—	89,755,345
Real Estate	77,735,926	—	—	77,735,926
Utilities	91,012,721	—	—	91,012,721
Total Common Stocks	$1,465,953,508	$36,158,106*	$ —	$1,502,111,614
Short-Term Investments	$ 14,497,859	$ —	$ —	$ 14,497,859
Total Investments	$1,480,451,367	$36,158,106	$ —	$1,516,609,473
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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